SUBSEQUENT EVENTS (Q1) (Details) - shares	Apr. 26, 2024	Mar. 31, 2024	Mar. 25, 2024
Subsequent Events [Abstract]
Earnout shares had been earned and issued (in shares)		40,000,000	40,000,000
Subsequent Event [Member]
Subsequent Events [Abstract]
Earnout shares had been earned and issued (in shares)	40,000,000		40,000,000